UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06196 and 811-21298

Name of Fund: BIF Treasury Fund and Master Treasury LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Treasury Fund and

Master Treasury LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2018

Date of reporting period: 12/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) December 31, 2017	BIF Treasury Fund (Percentages shown are based on Net Assets)

Security	Value
Investment Companies — 100.0%
Master Treasury LLC	$1,076,543,258

Total Investments — 100.0% (Cost: $1,076,543,263)	1,076,543,258

Liabilities in Excess of Other Assets — (0.0)%	(525,000)

Net Assets — 100.0%	$1,076,018,258

BIF Treasury Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Treasury LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2017, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,076,543,258 and 56.0%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2017, there were no transfers between levels.

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Schedule of Investments December 31, 2017	Master Treasury LLC (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Treasury Obligations — 96.6%
U.S. Treasury Bills(a):
1.08%, 01/02/18	USD	40,000	$39,998,800
0.38%, 01/04/18		165,490	165,474,169
0.83%, 01/11/18		135,405	135,361,436
1.01%, 01/18/18		489,235	488,951,565
1.06%, 01/25/18		160,000	159,868,217
1.13%, 02/01/18		47,595	47,548,892
1.15%, 02/08/18		18,440	18,418,103
1.15%, 02/15/18		35,715	35,665,222
1.24%, 03/08/18		100,000	99,763,500
1.25%, 03/15/18		35,000	34,919,092
1.31%, 03/22/18		33,705	33,603,510
1.33%, 03/29/18		82,515	82,278,763
1.36%, 04/05/18		53,135	52,969,980
1.36%, 04/12/18		25,000	24,914,431
1.41%, 05/10/18		34,075	33,915,829
1.41%, 05/17/18		2,400	2,387,760
1.44%, 05/31/18		11,250	11,182,734
1.46%, 06/07/18		19,385	19,262,417
1.45%, 06/14/18		13,550	13,460,495
1.50%, 06/21/18		1,360	1,350,407
1.51%, 06/28/18		55,000	54,583,925
1.54%, 07/19/18		8,650	8,593,100
U.S. Treasury Notes:
0.75% - 2.63%, 01/31/18		65,770	65,770,584

Security	Par (000)		Value
0.75%, 02/28/18	USD	9,290	$9,284,696
2.88%, 03/31/18		20,000	20,085,962
(U.S. Treasury 3 Month Bill Money Market Yield + 0.19%), 1.64%, 04/30/18(b)		42,375	42,375,563
1.38% - 1.62%, 07/31/18		23,510	23,507,109
(U.S. Treasury 3 Month Bill Money Market Yield + 0.17%), 1.62%, 10/31/18(b)		35,075	35,074,122
1.38%, 11/30/18		2,550	2,541,434
(U.S. Treasury 3 Month Bill Money Market Yield + 0.14%), 1.59%, 01/31/19(b)		35,000	35,000,000
(U.S. Treasury 3 Month Bill Money Market Yield + 0.07%), 1.52%, 04/30/19(b)		21,875	21,874,213
(U.S. Treasury 3 Month Bill Money Market Yield + 0.05%), 1.41%, 10/31/19(b)		38,000	38,008,929

Total U.S. Treasury Obligations — 96.6% (Cost: $1,857,994,959)			1,857,994,959

Total Investments — 96.6% (Cost: $1,857,994,959)(c)			1,857,994,959

Other Assets Less Liabilities — 3.4%			64,470,623

Net Assets — 100.0%			$1,922,465,582

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	$—	$1,857,994,959	$—	$1,857,994,959

During the period ended December 31, 2017, there were no transfers between levels.

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Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Treasury Fund and Master Treasury LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Treasury Fund and Master Treasury LLC

Date: February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Treasury Fund and Master Treasury LLC

Date: February 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Treasury Fund and Master Treasury LLC

Date: February 22, 2018